Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 203
EBP, Subsequent Event [Line Items]
Subsequent Events

6	Subsequent Events
The Company evaluated all subsequent events through July 13, 2026, the date that the financial statements were available to be issued, and concluded that no subsequent events have occurred that would require recognition in the financial statements.